SHARE BASED COMPENSATION (10K) (Details) (USD $)	0 Months Ended						3 Months Ended				12 Months Ended				0 Months Ended
	Jun. 13, 2014	Jun. 05, 2014	Jun. 14, 2012	Jun. 15, 2010	Dec. 17, 2009	May 08, 2007	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Jun. 05, 2014	Jun. 13, 2013	Jun. 14, 2012	Jun. 15, 2010	Dec. 17, 2009	May 08, 2007	Mar. 31, 2006
Additional disclosures [Abstract]
Number of shares authorized (in shares)							2,800,000
Number of additional shares authorized (in shares)	600,000	1,000,000	400,000	200,000	200,000	266,667
Incentive Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)							0	[1]	0	[1]	125,000		232,500
Weighted average fair value per share (in dollars per share)							$ 0	[1]	$ 0	[1]	$ 0.81		$ 0.24
Fair value							$ 0	[1]	$ 0	[1]	$ 101,171		$ 56,112
Weighted average assumptions to estimate the fair value of share-based awards [Abstract]
Expected volatility (in hundredths)											107.66%	[2]	103.55%	[2]
Risk-fee interest rate % (in hundredths)											1.75%	[3]	0.81%	[3]
Expected term (in years)											5 years		5 years
Dividend yield (in hundredths)											0.00%	[4]	0.00%	[4]
Options, Outstanding [Roll Forward]
Granted (in shares)							0	[1]	0	[1]	125,000		232,500
Non-statutory Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)							0	[1]	0	[1]	560,000		735,000
Weighted average fair value per share (in dollars per share)							$ 0	[1]	$ 0	[1]	$ 0.81		$ 0.24
Fair value							0	[1]	0	[1]	453,250		177,388
Weighted average assumptions to estimate the fair value of share-based awards [Abstract]
Expected volatility (in hundredths)											107.66%	[2]	103.55%	[2]
Risk-fee interest rate % (in hundredths)											1.75%	[3]	0.81%	[3]
Expected term (in years)											5 years		5 years
Dividend yield (in hundredths)											0.00%	[4]	0.00%	[4]
Options, Outstanding [Roll Forward]
Granted (in shares)							0	[1]	0	[1]	560,000		735,000
Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)							0				685,000		967,500
Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)							1,699,907		1,014,907		1,014,907		158,409
Granted (in shares)							0				685,000		967,500
Forfeited/cancelled (in shares)							0				0		(111,002)
Exercised (in shares)							0				0		0
Outstanding, end of period (in shares)							1,699,907				1,699,907		1,014,907
Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)							$ 1.73		$ 2.12		$ 2.12		$ 12.32
Granted (in dollars per share)							$ 0				$ 1.15		$ 0.33
Forfeited/cancelled (in dollars per share)							$ 0				$ 0		$ 1.03
Exercised (in dollars per share)							$ 0				$ 0		$ 0
Outstanding, end of period (in dollars per share)							$ 1.73				$ 1.73		$ 2.12
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense							482,000				557,694
Unearned share-based compensation, recognition period							30 months				3 years
Restricted Stock [Member]
Nonvested restricted stock awards, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)							0		0		0		300
Granted (in shares)							0		0		0		0
Forfeited/cancelled (in shares)											0		0
Exercised/issued (in shares)											0		(300)
Outstanding, end of period (in shares)											0		0
Nonvested restricted stock awards, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning of period (in dollars per share)							$ 0		$ 0		$ 0		$ 34.59
Granted (in dollars per share)											$ 0		$ 0
Forfeited/cancelled (in dollars per share)											$ 0		$ 0
Exercised/issued (in dollars per share)											$ 0		$ 34.59
Outstanding, end of period (in dollars per share)											$ 0		$ 0
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense											$ 0
Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period							2 years				6 months
Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period							5 years				5 years
Contractual term							10 years				10 years
2006 Equity Incentive Plan [Member]
Additional disclosures [Abstract]
Number of shares authorized (in shares)											133,333										133,333
Number of additional shares authorized (in shares)											2,800,000				1,000,000	600,000	400,000	200,000	200,000	266,667
Number of shares available for grant (in shares)							1,030,647				1,030,647
2006 Equity Incentive Plan [Member] | Stock Options [Member]
Additional disclosures [Abstract]
Number of options granted to date (in shares)							2,061,167				2,061,167
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period							1 year				1 year
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period							4 years				4 years
2006 Equity Incentive Plan [Member] | Restricted Stock [Member]
Additional disclosures [Abstract]
Number of restricted shares granted to date (in shares)							68,616				68,616
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period							6 months				6 months
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period							5 years				5 years

[1]	The Company did not award any shared-based compensation for the three months ended March 31, 2015 and 2014.
[2]	Expected volatility assumption was based upon a combination of historical stock price volatility measured on a daily basis and an estimate of expected future stock price volatility.
[3]	Risk-free interest rate assumption is based upon U.S. Treasury bond interest rates appropriate for the term of the stock options.
[4]	The Company does not currently intend to pay cash dividends, thus has assumed a 0% dividend yield.